Schedule of cost of revenue (Details) - USD ($)	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Product Information [Line Items]
Total cost of revenues	$ 1,465,976	$ 1,359,320
Property Management Services Common Area Management [Member]
Product Information [Line Items]
Total cost of revenues	1,016,054	956,684
Property Management Services Security Management [Member]
Product Information [Line Items]
Total cost of revenues	$ 449,922	$ 402,636